CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net income (loss)	$ 2,418	$ (1,764)
Unrealized gains (losses) on cash flow hedge	(2,267)	(3,466)
Income tax benefit	567	866
Other comprehensive income (loss)	(1,700)	(2,600)
Comprehensive income (loss)	$ 718	$ (4,364)